SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

On September 10, 2025, the Company entered into an agreement to transfer 200 shares of Music Circus Co. to a third party at a consideration of JPY400 million. After the disposal, the Company holds 20% share of Music Circus Co.

The Company evaluated all events and transactions that occurred after June 30, 2025 up through October 31, 2025, which is the date that these consolidated financial statements are available to be issued. Except for the above, there were no other material subsequent events that require disclosure in these consolidated financial statements.